Defined benefit plans (Detail 7)		Dec. 31, 2020	Dec. 31, 2019
Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		0.10%	0.29%
Rate of salary increase		2.00%	1.50%
Rate of pension increase		0.00%	0.00%
Rate of interest credit on retirement savings		0.60%	0.49%
UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		1.42%	2.07%
Rate of salary increase		0.00%	0.00%
Rate of pension increase		2.89%	2.92%
Rate of interest credit on retirement savings		0.00%	0.00%
US and German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	[1]	1.62%	2.58%
Rate of salary increase	[1]	2.25%	2.37%
Rate of pension increase	[1]	1.70%	1.80%
Rate of interest credit on retirement savings	[1]	1.12%	2.57%
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		0.10%	0.29%
Rate of salary increase		2.00%	1.50%
Rate of pension increase		0.00%	0.00%
Rate of interest credit on retirement savings		0.60%	0.49%
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		1.42%	2.07%
Rate of salary increase		0.00%	0.00%
Rate of pension increase		2.89%	2.92%
Rate of interest credit on retirement savings		0.00%	0.00%
UBS AG | US and German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	[1]	1.62%	2.58%
Rate of salary increase	[1]	2.25%	2.37%
Rate of pension increase	[1]	1.70%	1.80%
Rate of interest credit on retirement savings	[1]	1.12%	2.57%

[1]	Represents weighted average assumptions across US and German plans.